INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 3,339	$ (846)	$ 4,791
Foreign	4,510	2,542	3,400
Total income (loss) before taxes on income	$ 7,849	$ 1,696	$ 8,191